UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2008

* This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth Allocation Fund

8/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund – Class I	12,380,532	$232,877,800
MFS International New Discovery Fund – Class I	5,307,918	111,625,510
MFS Mid Cap Growth Fund – Class I (a)	18,614,163	174,973,134
MFS Mid Cap Value Fund – Class I	14,606,133	179,363,318
MFS New Discovery Fund – Class I	3,226,500	60,238,760
MFS Research Fund – Class I	4,766,008	117,625,078
MFS Research International Fund – Class I	6,675,901	111,153,754
MFS Value Fund – Class I	7,448,870	177,804,527
Total Investments		$1,165,661,881

Other Assets, Less Liabilities – 0.0%		215,817
Net Assets – 100.0%		$1,165,877,698

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,165,661,881	$—	$—	$1,165,661,881
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,068,587,577

Gross unrealized appreciation	$104,641,547
Gross unrealized depreciation	(7,567,243)

Net unrealized appreciation (depreciation)	$97,074,304

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended August 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	12,804,926	6,049	(430,443)	12,380,532
MFS International New Discovery Fund	5,188,389	119,529	—	5,307,918
MFS Mid Cap Growth Fund	18,764,620	113,545	(264,002)	18,614,163
MFS Mid Cap Value Fund	14,804,454	58,597	(256,918)	14,606,133
MFS New Discovery Fund	3,302,150	11,337	(86,987)	3,226,500
MFS Research Fund	4,822,355	39,433	(95,780)	4,766,008
MFS Research International Fund	6,491,672	191,764	(7,535)	6,675,901
MFS Value Fund	7,472,448	123,018	(146,596)	7,448,870

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	(631,784)	$—	$—	$232,877,800
MFS International New Discovery Fund	—	—	—	111,625,510
MFS Mid Cap Growth Fund	(144,398)	—	—	174,973,134
MFS Mid Cap Value Fund	(982,683)	—	—	179,363,318
MFS New Discovery Fund	(266,045)	—	—	60,238,760
MFS Research Fund	(139,468)	—	—	117,625,078
MFS Research International Fund	(31,394)	—	—	111,153,754
MFS Value Fund	(857,992)	—	808,336	177,804,527

	(3,053,764)	$—	$808,336	$1,165,661,881

3

MFS® Conservative Allocation Fund

8/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund – Class I	2,011,558	$37,837,410
MFS Government Securities Fund – Class I	7,924,483	76,312,773
MFS Limited Maturity Fund – Class I	24,627,165	151,949,609
MFS Money Market Fund	75,856,002	75,856,002
MFS Research Bond Fund – Class I	15,913,026	151,969,396
MFS Research Fund – Class I	4,642,898	114,586,727
MFS Research International Fund – Class I	2,299,950	38,294,167
MFS Value Fund – Class I	4,828,489	115,256,049
Total Mutual Funds		$762,062,133
Repurchase Agreements – 0.1%
Merrill Lynch, 2.13%, dated 08/29/08, due 09/02/08, total to be received $905,214 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$905,000	$905,000
Total Investments		$762,967,133

Other Assets, Less Liabilities – (0.1)%		(569,130)
Net Assets – 100.0%		$762,398,003

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$762,062,133	$905,000	$—	$762,967,133
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$727,769,778

Gross unrealized appreciation	$54,037,096
Gross unrealized depreciation	(18,839,741)

Net unrealized appreciation (depreciation)	$35,197,355

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended August 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	1,959,318	91,440	(39,200)	2,011,558
MFS Government Securities Fund	8,014,466	166,626	(256,609)	7,924,483
MFS Limited Maturity Fund	24,786,224	474,104	(633,163)	24,627,165
MFS Money Market Fund	77,550,258	994,581	(2,688,837)	75,856,002
MFS Research Bond Fund	15,913,500	380,526	(381,000)	15,913,026
MFS Research Fund	4,436,669	288,067	(81,838)	4,642,898
MFS Research International Fund	1,992,969	324,674	(17,693)	2,299,950
MFS Value Fund	4,569,745	363,833	(105,089)	4,828,489

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	(36,368)	$—	$—	$37,837,410
MFS Government Securities Fund	(92,482)	—	880,855	76,312,773
MFS Limited Maturity Fund	(387,011)	—	1,789,915	151,949,609
MFS Money Market Fund	—	—	441,863	75,856,002
MFS Research Bond Fund	(344,788)	—	1,956,408	151,969,396
MFS Research Fund	(34,388)	—	—	114,586,727
MFS Research International Fund	(40,701)	—	—	38,294,167
MFS Value Fund	(500,088)	—	492,443	115,256,049

	(1,435,826)	$—	$5,561,484	$762,062,133

3

MFS® Emerging Markets Equity Fund

8/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Airlines – 1.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,455,200	$2,752,699
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	104,200	2,968,658
		$5,721,357
Alcoholic Beverages – 0.8%
Companhia de Bebidas das Americas, ADR	66,800	$4,134,252
Apparel Manufacturers – 0.5%
Stella International Holdings	1,820,000	$2,899,990
Automotive – 0.5%
PT Astra International Tbk.	1,311,000	$2,961,591
Broadcasting – 0.8%
Grupo Televisa S.A., ADR	196,140	$4,546,525
Business Services – 1.9%
Delek Automotive Systems Ltd.	232,432	$2,993,860
LPS Brasil - Consultoria de Imoveis S.A.	217,354	3,046,801
Satyam Computer Services Ltd.	248,140	2,370,419
Sime Darby Berhad	900,100	1,799,839
		$10,210,919
Chemicals – 1.1%
Israel Chemicals Ltd.	196,100	$3,253,589
Makhteshim-Agan Industries Ltd.	419,140	2,833,650
		$6,087,239
Computer Software – Systems – 0.9%
Acer, Inc.	1,500,000	$2,991,378
LG Display Co. Ltd., ADR (l)	159,730	1,967,874
		$4,959,252
Construction – 3.4%
Corporacion Moctezuma S.A. de C.V.	1,469,800	$3,371,610
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	59,170	2,996,961
Duratex S.A., IPS	157,800	2,695,925
Pretoria Portland Cement Co. Ltd.	667,379	2,942,460
SARE Holding S.A. de C.V., “B” (a)	3,446,900	2,675,933
Siam Cement Public Co. Ltd.	726,800	3,566,567
		$18,249,456
Consumer Goods & Services – 0.8%
Natura Cosmeticos S.A.	372,910	$4,332,526
Electrical Equipment – 0.4%
Bharat Heavy Electricals Ltd.	49,620	$1,928,838
Electronics – 9.4%
AU Optronics Corp.	2,522,745	$3,021,964
Chi Mei Optoelectronics Corp.	2,686,250	2,258,904
Delta Electronics	1,109,440	2,979,377
MediaTek, Inc.	356,600	4,094,236
Samsung Electronics Co. Ltd.	43,879	20,607,857
Siliconware Precision Industries Co. Ltd., ADR (l)	389,389	2,678,996
Taiwan Semiconductor Manufacturing Co. Ltd.	3,947,484	7,303,595
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	764,715	7,425,383
		$50,370,312
Energy – Independent – 4.6%
CNOOC Ltd.	5,751,000	$8,951,424
OAO Rosneft Oil Co., GDR (a)	488,900	4,170,317
Oil & Natural Gas Corp. Ltd.	92,691	2,158,782

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy – Independent – continued
PT Bumi Resources Tbk.	6,244,000	$3,708,730
PTT Exploration & Production Ltd.	614,600	2,620,666
Turkiye Petrol Rafinerileri AS	136,053	3,212,992
		$24,822,911
Energy – Integrated – 16.8%
LUKOIL, ADR	176,720	$13,130,296
OAO Gazprom, ADR	647,470	25,251,330
Petroleo Brasileiro S.A., ADR	754,640	39,799,714
Sasol Ltd.	225,920	12,456,819
		$90,638,159
Engineering – Construction – 0.3%
Orascom Construction Industries	29,207	$1,842,568
Food & Beverages – 1.9%
Cherkizovo Group, GDR (a)	222,600	$2,548,770
Grupo Continental S.A.	1,367,740	3,330,671
Tiger Brands Ltd.	102,920	1,810,014
Tradewinds Berhad	2,512,300	2,640,949
		$10,330,404
Gaming & Lodging – 0.6%
Genting BHD	1,760,600	$3,020,047
Health Maintenance Organizations – 0.6%
Odontoprev S/A	134,600	$3,032,033
Insurance – 0.7%
Cathay Financial Holding Co. Ltd.	1,979,993	$3,817,096
Internet – 0.4%
Universo Online S.A., IPS	538,800	$2,226,242
Machinery & Tools – 1.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	75,920	$2,415,053
Hyundai Heavy Industries Co. Ltd.	8,770	1,913,876
Larsen & Toubro Infotech Ltd.	46,150	2,724,515
		$7,053,444
Major Banks – 2.9%
Banco Santander Chile, ADR	62,710	$2,759,867
First Financial Holding Co. Ltd.	3,726,180	2,806,120
Standard Bank Group Ltd.	409,930	4,787,038
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	42,030	5,025,107
		$15,378,132
Metals & Mining – 12.9%
Anglo American PLC	100,400	$5,362,880
Arcelormittal S.A.	128,739	3,040,158
Companhia Vale do Rio Doce, ADR	1,138,330	30,222,662
Evraz Group S.A., GDR	32,800	2,476,400
Grupo Mexico S.A.B. de C.V., “B”	3,676,215	6,069,582
KGHM Polska Miedz S.A.	71,180	2,424,223
Mechel Steel Group OAO, ADR	99,280	2,714,315
Mining & Metallurgical Co. Norilsk Nickel, ADR	302,260	5,972,658
Novolipetsk Steel, GDR	69,150	2,660,201
PT International Nickel Indonesia	4,245,500	1,719,033
Southern Copper Corp.	117,360	2,996,201
Usinas Siderurgicas de Minas Gerais S.A., IPS	106,425	3,726,324
		$69,384,637

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas – Distribution – 0.6%
GAIL India Ltd.	331,700	$2,984,432
Network & Telecom – 0.7%
High Tech Computer Corp.	210,632	$3,908,975
Oil Services – 0.6%
China Oilfield Services Ltd.	2,312,000	$3,086,991
Other Banks & Diversified Financials – 8.9%
Akbank T.A.S.	506,180	$2,625,570
Banco Itau S.A., ADR	407,780	7,747,820
Bank Rakyat Indonesia	3,453,500	2,187,008
Bumiputra-Commerce Holdings Berhad	762,800	1,862,117
China Construction Bank	10,162,000	8,251,564
China Merchants Bank Co. Ltd.	999,000	3,339,352
CSU Cardsystem S.A. (a)	889,260	2,171,914
Grupo Financiero Banorte S.A. de C.V.	692,100	2,793,007
OTP Bank Ltd., GDR (a)	165,590	3,727,785
PT Bank Central Asia Tbk.	7,074,000	2,436,649
Redecard S.A.	224,600	3,991,147
Siam Commercial Bank Co. Ltd.	1,259,700	2,888,039
Turkiye Garanti Bankasi A.S. (a)	1,363,270	4,093,317
		$48,115,289
Personal Computers & Peripherals – 0.4%
Innolux Display Corp.	1,359,418	$2,214,350
Pharmaceuticals – 0.7%
Adcock Ingram Ltd. (a)	103,590	$504,039
Genomma Lab Internacional S.A., “B” (a)	2,075,100	3,310,862
		$3,814,901
Precious Metals & Minerals – 0.9%
Impala Platinum Holdings Ltd.	177,020	$5,006,035
Railroad & Shipping – 0.4%
China Cosco Holdings	1,078,500	$2,057,251
Real Estate – 1.5%
Ayala Land, Inc.	12,587,700	$2,792,110
CapitaLand Ltd.	671,000	2,052,472
Soho China Ltd.	5,833,000	3,047,636
		$7,892,218
Specialty Chemicals – 1.5%
Asiatic Development Berhad	1,284,600	$2,115,864
IOI Corp. Berhad	1,310,400	1,965,127
LG Chemical Ltd.	47,860	4,140,072
		$8,221,063
Telecommunications – Wireless – 8.6%
China Mobile Ltd.	1,311,500	$14,905,633
Egyptian Co. for Mobil Services (MobiNil)	92,560	2,151,869
Globe Telecom, Inc.	92,190	2,199,406
Mobile TeleSystems OJSC, ADR	96,590	6,568,120
MTN Group Ltd.	560,510	8,628,378
Philippine Long Distance Telephone Co.	91,510	5,421,043
Vimpel-Communications, ADR	267,810	6,435,474
		$46,309,923
Telephone Services – 2.7%
AS Eesti Telekom, GDR	96,910	$2,844,470
China Unicom Ltd., ADR	148,250	2,354,210

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Chunghwa Telecom Co. Ltd.	2,036,727	$5,064,904
PT Telekomunikasi Indonesia Tbk.	4,853,000	4,231,651
		$14,495,235
Tobacco – 0.9%
KT&G Corp.	34,333	$2,885,998
PT Hanjaya Mandala Sampoerna Tbk.	1,673,000	1,992,973
		$4,878,971
Utilities – Electric Power – 5.7%
CEZ AS	114,640	$8,668,277
Companhia Paranaense De Energia, ADR (l)	150,690	2,590,361
Eletropaulo Metropolitana S.A., IPS	315,440	5,831,291
Enersis S.A., ADR	160,940	2,758,512
Manila Water Co., Inc.	18,962,000	7,310,575
Tenaga Nasional Berhad	1,505,000	3,486,894
		$30,645,910
Total Common Stocks		$531,579,474
Collateral for Securities Loaned – 1.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	9,021,804	$9,021,804
Repurchase Agreements – 0.7%
Merrill Lynch, 2.13%, dated 8/29/08, due 9/02/08, total to be received $ 3,760,890 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$3,760,000	$3,760,000
Total Investments		$544,361,278

Other Assets, Less Liabilities – (1.1)%		(5,984,184)
Net Assets – 100.0%		$538,377,094

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$249,236,022	$295,125,256	$—	$544,361,278
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$510,436,147

Gross unrealized appreciation	$100,430,552
Gross unrealized depreciation	(66,505,421)

Net unrealized appreciation (depreciation)	$33,925,131

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2008, are as follows:

Brazil	22.4%
Russia	13.4%
Taiwan	9.4%
China	8.5%
South Africa	7.3%
Mexico	6.5%
South Korea	6.3%
Indonesia	3.6%
Philippines	3.3%
Other Countries	19.3%

5

MFS® Growth Allocation Fund

8/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS® INVESTMENT MANAGEMENT

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund – Class I	19,855,497	$373,481,898
MFS Government Securities Fund – Class I	13,278,194	127,869,012
MFS High Income Fund – Class I	37,161,844	125,235,416
MFS International New Discovery Fund – Class I	5,533,885	116,377,563
MFS Mid Cap Growth Fund – Class I (a)	26,185,506	246,143,753
MFS Mid Cap Value Fund – Class I	20,620,320	253,217,535
MFS Research Bond Fund – Class I	26,540,527	253,462,036
MFS Research Fund – Class I	10,137,158	250,185,064
MFS Research International Fund – Class I	20,838,144	346,955,100
MFS Value Fund – Class I	15,752,251	376,006,236
Total Investments		$2,468,933,613

Other Assets, Less Liabilities – 0.0%		1,096,833
Net Assets – 100.0%		$2,470,030,446

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,468,933,613	$—	$—	$2,468,933,613
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,303,955,963

Gross unrealized appreciation	$205,372,335
Gross unrealized depreciation	(40,394,685)

Net unrealized appreciation (depreciation)	$164,977,650

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended August 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	20,237,875	—	(382,378)	19,855,497
MFS Government Securities Fund	13,669,967	193,320	(585,093)	13,278,194
MFS High Income Fund	37,577,871	752,156	(1,168,183)	37,161,844
MFS International New Discovery Fund	5,471,235	65,068	(2,418)	5,533,885
MFS Mid Cap Growth Fund	26,415,727	33,401	(263,622)	26,185,506
MFS Mid Cap Value Fund	20,736,964	18,162	(134,806)	20,620,320
MFS Research Bond Fund	27,200,575	397,094	(1,057,142)	26,540,527
MFS Research Fund	10,165,452	9,918	(38,212)	10,137,158
MFS Research International Fund	20,552,155	288,850	(2,861)	20,838,144
MFS Value Fund	15,653,135	130,039	(30,923)	15,752,251

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(183,930)	$—	$—	$373,481,898
MFS Government Securities Fund	(103,192)	—	1,495,831	127,869,012
MFS High Income Fund	(635,893)	—	2,558,266	125,235,416
MFS International New Discovery Fund	(6,508)	—	—	116,377,563
MFS Mid Cap Growth Fund	48,943	—	—	246,143,753
MFS Mid Cap Value Fund	(424,764)	—	—	253,217,535
MFS Research Bond Fund	(980,202)	—	3,320,278	253,462,036
MFS Research Fund	(2,995)	—	—	250,185,064
MFS Research International Fund	601	—	—	346,955,100
MFS Value Fund	(169,138)	—	1,680,025	376,006,236

	$(2,457,078)	$—	$9,054,400	$2,468,933,613

3

MFS® International Diversification Fund

8/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Emerging Markets Equity Fund – Class I	3,223,288	$113,234,118
MFS International Growth Fund – Class I	23,904,961	592,603,988
MFS International New Discovery Fund – Class I	11,260,096	236,799,812
MFS International Value Fund – Class I	21,778,383	596,727,701
MFS Research International Fund – Class I	49,446,964	823,291,953
Total Mutual Funds		$2,362,657,572
Repurchase Agreements – 0.0%
Merrill Lynch, 2.13%, dated 08/29/08, due 09/02/08, total to be received $ 161,038 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$161,000	$161,000
Total Investments		$2,362,818,572

Other Assets, Less Liabilities – 0.1%		2,197,120
Net Assets – 100.0%		$2,365,015,692

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,362,657,572	$161,000	$—	$2,362,818,572
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,602,037,364

Gross unrealized appreciation	$—
Gross unrealized depreciation	(239,218,792)

Net unrealized appreciation (depreciation)	$(239,218,792)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended August 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,082,507	159,783	19,002	3,223,288
MFS International Growth Fund	23,949,115	240,398	284,552	23,904,961
MFS International New Discovery Fund	11,185,481	123,701	49,086	11,260,096
MFS International Value Fund	22,401,040	33,481	656,138	21,778,383
MFS Research International Fund	49,101,592	859,698	514,326	49,446,964

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	10,713	$—	$—	$113,234,118
MFS International Growth Fund	(1,666,034)	—	—	592,603,988
MFS International New Discovery Fund	(383,144)	—	—	236,799,812
MFS International Value Fund	(4,291,664)	—	—	596,727,701
MFS Research International Fund	(2,481,734)	—	—	823,291,953

	(8,811,863)	$—	$—	$2,362,657,572

2

MFS® International Growth Fund

8/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Alcoholic Beverages – 1.8%
Companhia de Bebidas das Americas, ADR	139,010	$8,603,329
Pernod Ricard S.A.	120,632	11,324,739
		$19,928,068
Apparel Manufacturers – 5.3%
Adidas AG	94,500	$5,551,624
Compagnie Financiere Richemont S.A.	143,800	8,401,226
Li & Fung Ltd.	3,659,200	11,193,336
LVMH Moet Hennessy Louis Vuitton S.A. (l)	253,680	27,059,875
The Swatch Group Ltd.	24,140	5,698,307
		$57,904,368
Biotechnology – 0.7%
Actelion Ltd. (a)(l)	139,021	$7,989,495
Broadcasting – 3.9%
Grupo Televisa S.A., ADR	607,450	$14,080,691
Societe Television Francaise 1 (l)	342,582	5,974,920
WPP Group PLC	2,344,750	22,960,189
		$43,015,800
Brokerage & Asset Managers – 4.3%
Daiwa Securities Group, Inc.	1,535,000	$11,808,061
Deutsche Boerse AG	73,820	7,018,895
ICAP PLC	599,560	5,193,781
IG Group Holdings PLC	1,013,190	6,395,796
Julius Baer Holding Ltd.	267,863	16,366,771
		$46,783,304
Business Services – 3.3%
Capita Group PLC	470,721	$6,071,518
Infosys Technologies Ltd., ADR (l)	370,830	15,307,862
Intertek Group PLC	337,590	6,054,883
Satyam Computer Services Ltd.	896,520	8,564,230
		$35,998,493
Chemicals – 1.2%
Makhteshim-Agan Industries Ltd.	1,184,600	$8,008,640
Wacker Chemie AG	30,650	5,653,138
		$13,661,778
Computer Software – 0.9%
SAP AG	179,410	$10,053,000
Conglomerates – 1.0%
Siemens AG	102,350	$11,148,809
Consumer Goods & Services – 6.6%
AmorePacific Corp.	7,586	$4,502,425
Hengan International Group Co. Ltd.	3,026,000	10,115,136
Kao Corp.	276,000	7,813,057
Kimberly-Clark de Mexico S.A. de C.V., “A”	456,940	2,014,475
L’Oreal S.A.	50,460	5,026,511
Reckitt Benckiser Group PLC	468,950	23,741,903
Shiseido Co. Ltd.	284,000	6,652,726
Uni-Charm Corp.	167,700	12,493,413
		$72,359,646
Containers – 1.2%
Brambles Ltd.	1,951,200	$12,789,001
Electrical Equipment – 2.0%
Keyence Corp.	40,300	$8,206,041

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	131,040	$13,243,683
		$21,449,724
Electronics – 7.5%
Canon, Inc.	246,200	$11,019,559
Hirose Electric Co. Ltd. (l)	112,500	10,947,338
Hoya Corp.	243,800	4,955,027
Konica Minolta Holdings, Inc.	487,000	6,699,506
Royal Philips Electronics N.V.	315,590	10,295,411
Samsung Electronics Co. Ltd.	25,382	11,920,705
SUMCO Corp. (l)	256,000	5,108,082
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,231,196	11,954,913
USHIO, Inc.	366,500	5,547,355
Venture Corp. Ltd.	601,100	4,224,343
		$82,672,239
Energy – Independent – 2.5%
INPEX Holdings, Inc.	2,544	$27,529,456
Energy – Integrated – 4.6%
OAO Gazprom, ADR	326,930	$12,750,270
Petroleo Brasileiro S.A., ADR	262,330	13,835,284
TOTAL S.A.	337,960	24,313,402
		$50,898,956
Food & Beverages – 4.6%
Coca-Cola Hellenic Bottling Co. S.A.	227,470	$5,572,195
Groupe Danone (l)	79,385	5,541,659
Nestle S.A.	894,094	39,450,695
		$50,564,549
Food & Drug Stores – 2.0%
Dairy Farm International Holdings Ltd.	1,970,100	$10,618,839
Tesco PLC	1,554,329	10,802,840
		$21,421,679
General Merchandise – 0.8%
Massmart Holdings Ltd.	757,620	$8,178,796
Machinery & Tools – 1.4%
Assa Abloy AB, “B” (l)	431,270	$6,183,681
GEA Group AG	305,510	9,634,952
		$15,818,633
Major Banks – 7.1%
Credit Suisse Group	210,660	$9,782,795
Erste Bank der oesterreichischen Sparkassen AG	261,020	15,690,306
HSBC Holdings PLC	786,256	12,397,425
Raiffeisen International Bank Holding AG	74,415	8,185,581
Standard Chartered PLC	461,375	12,532,339
Unibanco – Uniao de Bancos Brasileiros S.A., ADR	71,690	8,571,256
UniCredito Italiano S.p.A.	1,957,905	10,580,274
		$77,739,976
Medical Equipment – 1.3%
Essilor International S.A.	110,700	$5,912,266
Synthes, Inc.	62,330	8,629,829
		$14,542,095
Metals & Mining – 4.7%
Anglo American PLC	306,131	$16,352,032

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
BHP Billiton PLC	1,127,910	$35,301,897
		$51,653,929
Network & Telecom – 3.2%
NICE Systems Ltd., ADR (a)	227,520	$6,968,938
Nokia Oyj	601,700	15,074,869
Research in Motion Ltd. (a)	109,040	13,259,264
		$35,303,071
Oil Services – 1.1%
Acergy S.A. (l)	336,090	$5,794,281
Vallourec S.A.	22,090	6,183,734
		$11,978,015
Other Banks & Diversified Financials – 3.7%
Aeon Credit Service Co. Ltd.	731,200	$8,367,344
Bank of Cyprus Public Co. Ltd.	552,660	6,842,049
Bank Rakyat Indonesia	10,236,500	6,482,500
Housing Development Finance Corp. Ltd.	347,692	18,545,947
		$40,237,840
Pharmaceuticals – 10.1%
Astellas Pharma, Inc.	275,100	$12,393,416
Bayer AG	173,180	13,720,110
Hisamitsu Pharmaceutical Co., Inc. (l)	195,300	8,704,563
Merck KGaA	73,410	8,426,074
Novartis AG	398,720	22,280,826
Novo Nordisk A/S, “B”	180,325	10,161,203
Roche Holding AG	209,580	35,391,420
		$111,077,612
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	211,530	$12,957,408
L’Air Liquide S.A.	91,345	11,122,461
Linde AG (l)	119,310	15,052,598
Symrise AG	511,580	8,854,851
		$47,987,318
Specialty Stores – 0.9%
Industria de Diseno Textil S.A. (l)	203,850	$9,526,693
Telecommunications - Wireless – 3.9%
America Movil S.A.B. de C.V., “L”, ADR	309,710	$15,912,900
MTN Group Ltd.	527,110	8,114,225
Orascom Telecom Holding S.A.E., GDR	192,780	9,986,004
Rogers Communications, Inc., “B”	232,970	8,433,779
		$42,446,908
Telephone Services – 1.6%
Telefonica S.A.	687,170	$17,044,862
Utilities – Electric Power – 1.2%
CEZ AS	178,760	$13,516,585
Total Common Stocks		$1,083,220,698
Repurchase Agreements – 1.2%
Merrill Lynch, 2.13%, dated 8/29/08, due 9/02/08, total to be received $ 13,670,235 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$13,667,000	$13,667,000
Collateral for Securities Loaned – 5.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	60,683,425	$60,683,425

3

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Total Investments	$1,157,571,123

Other Assets, Less Liabilities – (5.5)%	(60,739,648)
Net Assets – 100.0%	$1,096,831,475

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$260,487,122	$897,084,001	$—	$1,157,571,123
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,162,971,742

Gross unrealized appreciation	$82,886,722
Gross unrealized depreciation	(88,287,341)

Net unrealized appreciation (depreciation)	$(5,400,619)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At August 31, 2008, the value of securities loaned was $58,233,476. These loans were collateralized by cash of $60,683,425 and U.S. Treasury obligations of $442,010.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2008, are as follows:

United Kingdom	14.4%
Switzerland	14.1%
Japan	13.5%
France	10.6%
Germany	8.7%
India	3.9%
Mexico	2.9%
Brazil	2.8%
Spain	2.4%
Other Countries	26.7%

5

MFS® International Value Fund

8/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Alcoholic Beverages – 1.8%
Heineken N.V. (l)	440,810	$20,717,132
Apparel Manufacturers – 0.3%
Sanyo Shokai Ltd. (l)	811,900	$3,872,317
Automotive – 1.0%
Bayerische Motoren Werke AG	268,292	$11,019,235
Broadcasting – 3.5%
Fuji Television Network, Inc.	5,496	$7,891,626
Nippon Television Network Corp.	45,720	4,534,517
Vivendi S.A. (l)	460,630	17,864,849
WPP Group PLC	1,072,919	10,506,204
		$40,797,196
Brokerage & Asset Managers – 1.0%
Daiwa Securities Group, Inc.	1,068,000	$8,215,641
Van Lanschot N.V. (l)	50,350	3,692,795
		$11,908,436
Business Services – 1.7%
Bunzl PLC	608,520	$7,926,498
USS Co. Ltd.	161,030	11,086,972
		$19,013,470
Cable TV – 0.4%
Premiere AG (a)(l)	262,716	$4,890,281
Computer Software – Systems – 1.1%
Fujitsu Ltd. (l)	1,765,000	$12,190,869
Construction – 3.3%
CRH PLC	403,500	$10,535,356
Fletcher Building Ltd. (l)	688,132	3,579,910
Geberit AG (l)	80,159	11,680,530
Nexity International (l)	150,339	3,495,317
Sekisui Chemical Co. Ltd.	1,491,000	9,256,587
		$38,547,700
Consumer Goods & Services – 4.5%
Henkel KGaA, IPS	443,341	$17,402,422
Kao Corp.	776,000	21,967,145
KOSE Corp.	437,400	11,922,160
		$51,291,727
Containers – 1.4%
Brambles Ltd.	2,474,190	$16,216,902
Electrical Equipment – 3.8%
Legrand S.A.	768,200	$19,719,597
OMRON Corp.	530,400	9,315,843
Spectris PLC	990,490	14,986,153
		$44,021,593
Electronics – 4.7%
Konica Minolta Holdings, Inc. (l)	759,500	$10,448,202
Ricoh Co. Ltd.	547,000	9,003,839
Samsung Electronics Co. Ltd.	28,604	13,433,924
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,463,186	14,207,536
Venture Corp. Ltd.	1,036,500	7,284,199
		$54,377,700
Energy – Independent – 0.9%
INPEX Holdings, Inc.	957	$10,356,010

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy – Integrated – 8.6%
Royal Dutch Shell PLC, “A”	948,270	$33,186,375
Statoil A.S.A. (l)	626,550	19,350,978
TOTAL S.A., ADR	645,364	46,388,764
		$98,926,117
Food & Beverages – 4.4%
Binggrae Co. Ltd.	47,380	$1,580,906
Nestle S.A.	932,366	41,139,396
Nong Shim Co. Ltd.	36,974	7,433,214
		$50,153,516
Food & Drug Stores – 0.7%
Lawson, Inc. (l)	186,000	$8,548,187
Forest & Paper Products – 1.1%
M-real Oyj, “B” (l)	938,700	$1,707,396
UPM-Kymmene Corp.	655,840	11,255,621
		$12,963,017
General Merchandise – 0.4%
Daiei, Inc. (a)(l)	607,850	$4,810,387
Insurance – 5.4%
Aviva PLC	1,284,890	$12,043,474
Benfield Group PLC	1,274,772	7,988,981
Catlin Group Ltd.	666,794	3,969,243
Euler Hermes (l)	51,515	4,134,149
Hiscox Ltd.	1,395,845	6,312,871
Jardine Lloyd Thompson Group PLC	1,736,487	14,346,609
Muenchener Ruckvers AG	89,180	13,889,796
		$62,685,123
Leisure & Toys – 1.0%
Heiwa Corp. (l)	248,400	$2,209,448
NAMCO BANDAI Holdings, Inc. (l)	357,000	4,390,038
Sankyo Co. Ltd.	95,100	4,497,497
		$11,096,983
Machinery & Tools – 2.2%
Assa Abloy AB, “B”	1,239,220	$17,768,316
Glory Ltd.	334,100	7,179,716
		$24,948,032
Major Banks – 5.8%
Credit Agricole S.A. (l)	1,151,279	$24,520,701
Royal Bank of Scotland Group PLC	3,673,894	15,712,043
Sumitomo Mitsui Financial Group, Inc.	2,230	13,571,666
UniCredito Italiano S.p.A.	2,515,530	13,593,610
		$67,398,020
Metals & Mining – 0.2%
Nyrstar N.V.	303,310	$2,705,054
Natural Gas – Distribution – 0.7%
Tokyo Gas Co. Ltd.	1,931,000	$8,057,748
Network & Telecom – 1.2%
Nokia Oyj	556,380	$13,939,431
Oil Services – 0.7%
Fugro N.V.	106,486	$8,241,058
Other Banks & Diversified Financials – 8.3%
Anglo Irish Bank Corp. PLC	330,450	$2,884,087

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Bangkok Bank Public Co. Ltd.	1,305,800	$4,453,836
Chiba Bank Ltd. (l)	695,000	3,802,768
Dah Sing Financial Holdings Ltd.	563,200	3,454,520
DNB Holding A.S.A. (l)	936,900	10,900,715
Hachijuni Bank Ltd.	1,188,000	6,917,513
ING Groep N.V. (l)	818,982	25,636,247
Joyo Bank Ltd. (l)	1,078,000	4,960,208
Sapporo Hokuyo Holdings, Inc.	747	4,008,880
Shinhan Financial Group Co. Ltd.	268,780	12,304,787
Siam City Bank Public Co. Ltd. (a)	10,655,600	4,387,966
SNS REAAL Groep N.V. (l)	229,830	3,833,124
Unione di Banche Italiane ScpA	348,689	7,815,329
		$95,359,980
Pharmaceuticals – 11.9%
Astellas Pharma, Inc.	384,700	$17,330,961
GlaxoSmithKline PLC	1,425,310	33,665,285
Hisamitsu Pharmaceutical Co., Inc. (l)	283,800	12,649,027
Merck KGaA	82,330	9,449,920
Novartis AG	497,770	27,815,828
Roche Holding AG	213,640	36,077,026
		$136,988,047
Printing & Publishing – 1.2%
Reed Elsevier PLC	753,264	$8,569,986
Wolters Kluwer N.V.	227,280	5,550,871
		$14,120,857
Real Estate – 0.3%
Deutsche Wohnen AG (a)	204,450	$2,980,981
Specialty Chemicals – 0.6%
Altana AG	225,000	$3,597,449
Clariant AG	367,222	3,310,649
		$6,908,098
Specialty Stores – 0.3%
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”	216,496	$3,245,536
Telecommunications – Wireless – 5.0%
KDDI Corp.	3,372	$19,629,612
SmarTone Telecommunications Holdings Ltd.	2,604,000	2,428,159
Vodafone Group PLC	13,714,979	35,242,660
		$57,300,431
Telephone Services – 3.3%
Royal KPN N.V.	689,011	$11,723,839
Telefonica S.A.	957,060	23,739,330
Virgin Media, Inc. (l)	223,850	2,551,890
		$38,015,059
Trucking – 3.7%
TNT N.V.	711,948	$26,630,182
Yamato Holdings Co. Ltd.	1,396,000	16,425,718
		$43,055,900
Utilities – Electric Power – 1.8%
E.ON AG	355,053	$20,754,253
Total Common Stocks		$1,132,422,383
Short-Term Obligations – 0.2%
Calyon North America, Inc., 2.59%, due 9/24/08 (y)	$1,800,000	$1,797,022

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 7.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	91,696,506	$91,696,506
Repurchase Agreements – 1.6%
Merrill Lynch & Co, 2.13%, dated 08/29/08, due 09/02/08, total to be received $18,800,448 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$18,796,000	$18,796,000
Total Investments		$1,244,711,911

Other Assets, Less Liabilities – (7.9)%		(91,346,356)
Net Assets – 100.0%		$1,153,365,555

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$293,758,284	$950,953,627	$—	$1,244,711,911
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,339,404,523

Gross unrealized appreciation	$58,455,057
Gross unrealized depreciation	(153,147,669)

Net unrealized appreciation (depreciation)	$(94,692,612)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2008, are as follows:

Japan	23.4%
United Kingdom	17.7%
Switzerland	10.4%
France	10.1%
Netherlands	9.2%
Germany	7.6%
South Korea	3.0%
Norway	2.6%
Finland	2.3%
Other Countries	13.7%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Moderate Allocation Fund

8/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS®
INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund – Class I	11,249,285	$211,599,047
MFS Government Securities Fund – Class I	22,697,627	218,578,151
MFS High Income Fund – Class I	31,702,474	106,837,338
MFS Mid Cap Growth Fund – Class I (a)	11,084,378	104,193,155
MFS Mid Cap Value Fund – Class I	8,721,647	107,101,825
MFS Money Market Fund	108,369,392	108,369,392
MFS Research Bond Fund – Class I	45,353,816	433,128,940
MFS Research Fund – Class I	12,894,206	318,228,997
MFS Research International Fund – Class I	11,880,526	197,810,762
MFS Value Fund – Class I	13,405,320	319,984,997
Total Mutual Funds		$2,125,832,604
Repurchase Agreements – 0.0%
Merrill Lynch & Co., 2.13%, dated 8/29/08, due 9/02/08, total to be received $195,046 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$195,000	$195,000
Total Investments		$2,126,027,604

Other Assets, Less Liabilities – 0.0%		942,144
Net Assets – 100.0%		$2,126,969,748

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,125,832,604	$195,000	$—	$2,126,027,604
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,966,002,084

Gross unrealized appreciation	$201,278,738
Gross unrealized depreciation	(41,253,218)

Net unrealized appreciation (depreciation)	$160,025,520

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended August 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	11,348,309	11,378	(110,402)	11,249,285
MFS Government Securities Fund	23,174,984	370,705	(848,062)	22,697,627
MFS High Income Fund	31,693,670	637,232	(628,428)	31,702,474
MFS Mid Cap Growth Fund	11,064,737	126,102	(106,461)	11,084,378
MFS Mid Cap Value Fund	8,735,409	48,053	(61,815)	8,721,647
MFS Money Market Fund	112,288,254	736,382	(4,655,244)	108,369,392
MFS Research Bond Fund	46,131,864	692,753	(1,470,801)	45,353,816
MFS Research Fund	12,830,742	73,005	(9,541)	12,894,206
MFS Research International Fund	11,484,157	397,089	(720)	11,880,526
MFS Value Fund	13,212,996	196,296	(3,972)	13,405,320

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	4,375	$—	$—	$211,599,047
MFS Government Securities Fund	(228,705)	—	2,551,802	218,578,151
MFS High Income Fund	(324,084)	—	2,163,109	106,837,338
MFS Mid Cap Growth Fund	128,631	—	—	104,193,155
MFS Mid Cap Value Fund	(100,912)	—	—	107,101,825
MFS Money Market Fund	—	—	639,879	108,369,392
MFS Research Bond Fund	(1,374,178)	—	5,658,326	433,128,940
MFS Research Fund	4,700	—	—	318,228,997
MFS Research International Fund	216	—	—	197,810,762
MFS Value Fund	(19,113)	—	1,422,940	319,984,997

	(1,913,445)	$—	$12,436,056	$2,125,832,604

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.